Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 397,708,329.50
Previously Paid Amount	0.00
Total Fee Amount	34,600.62
Total Offset Amount	0.00
Net Fee	$ 34,600.62